ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable and the related allowance for doubtful accounts (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 23,074,419	$ 3,161,182	¥ 64,851,728
Less: allowance for accounts receivable	(82,468)	(11,298)	(60,019)	$ (8,223)
Accounts receivable, net	¥ 22,991,951	$ 3,149,884	¥ 64,791,709